Equity	12 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
EQUITY
14.	EQUITY

(a)	Ordinary shares

The Company was established under the laws of the BVI on January 24, 2019. The authorized number of Ordinary Shares was 50,000 with par value of $1 per share. On January 24, 2019, the Company issued 50,000 shares to the shareholders at par $1 per share.

On September 8, 2020, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share. All share and per share data as of September 30, 2019 and for the years ended September 30, 2018, 2019 and 2020 are presented on a retroactive basis.

(b)	Subscription receivable

As of September 30, 2019 and 2020, subscription receivable on the Consolidated Balance Sheets represented the unrecovered consideration of the 7,800,000 ordinary shares issued by the Company.

(c)	Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends. As of September 30, 2019 and 2020, statutory reserve provided were $187,973 and $212,842, respectively.

Relevant PRC statutory laws and regulations permit the payment of dividends by the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, were $12,266,031 and $12,290,900 as of September 30, 2019 and 2020, respectively.

(d)	Receivables from a shareholder

Receivables from a shareholder as of September 30, 2019 and 2020 included the loan to Mr. Henglong Chen, a significant shareholder and former Chairman of Board of the Company, amounted to $4,835,920 and $4,737,521, respectively.

The receivable from Mr. Chen is interest-free loan and is due on demand. According to ASC 505, the terms of the transaction (e.g., interest rates, payment terms and maturities, evidence of ability and intent of repayment, nature and sufficiency of collateral) is not comparable to terms that would be expected to be available from external sources, thus the receivable should be presented as a deduction to equity, rather than an asset. Thus, the Company recorded the balance as a deduction to equity on the Consolidated Balance Sheets.

(e)	Non-controlling interests

As of September 30, 2019 and 2020, the Company’s non-controlling interests represented 19.13% equity interest of Hengmao, 20% equity interest of Dilang, which was established on July 2, 2019, and 49% equity interest of Cenbird E- Motorcycle, which was acquired on September 10, 2019.